Income Taxes (Summary of provisions for income tax expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Current tax expenses	$ 3,620	22,550	26,464	8,927
Deferred tax expenses/(benefit)	(895)	(5,573)	(11,318)	1,572
Income tax expenses	$ 2,725	16,977	15,146	10,499